PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2025
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
PROPERTY, PLANT AND EQUIPMENT	15. PROPERTY, PLANT AND EQUIPMENT

	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total[1]
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2025	941	892	7	716	270	2,826
Additions	2	20	–	123	12	157
Reclassification to assets held for sale	(15)	–	–	–	–	(15)
Disposals	(12)	(25)	–	(135)	(13)	(185)
At 30 June 2025	916	887	7	704	269	2,783
Accumulated depreciation:
At 1 January 2025	238	685	7	142	191	1,263
Charge for the period	10	26	–	42	9	87
Impairment during the period	14	4	–	–	3	21
Reclassification to assets held for sale	(7)	–	–	–	–	(7)
Disposals	(9)	(25)	–	(52)	(3)	(89)
At 30 June 2025	246	690	7	132	200	1,275
Carrying amount	670	197	–	572	69	1,508
1 Property, plant and equipment includes investment properties of £16m (2024: £16m).
See Note 21 for further details on the property provision made as part of transforming our branch network.